Income Taxes - Summary of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Tax Deferred Expense [Abstract]
Net operating loss carryforwards	$ 19,580	$ 14,481
Tax credit carryforwards	5,477	1,871
Capitalized research and development	10,279
Stock-based compensation	319	148
Deferred rent		521
Operating lease liability	855
Accrued expenses and other temporary differences	707	650
Total deferred tax assets	37,217	17,671
Valuation allowance	(36,094)	(17,091)
Net deferred tax assets	1,123	580
Deferred tax liabilities:
Operating right-of-use asset	(552)
Depreciation	(571)	(580)
Total deferred tax liabilities	(1,123)	(580)
Net deferred taxes